Shareholder Report, Holdings (Details)	Aug. 31, 2025
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Multisector Bond SMA Completion Portfolio | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Multisector Bond SMA Completion Portfolio | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Multisector Bond SMA Completion Portfolio | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Multisector Bond SMA Completion Portfolio | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Multisector Bond SMA Completion Portfolio | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Multisector Bond SMA Completion Portfolio | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Multisector Bond SMA Completion Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Multisector Bond SMA Completion Portfolio | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%